Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	6 Months Ended	16 Months Ended	28 Months Ended	40 Months Ended	52 Months Ended
	Jan. 19, 2022	May 31, 2022	May 31, 2026	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000232658
Account Value [Line Items]
Line Graph and Table Measure Name			Connors Hedged Equity Fund - Institutional Class
Accumulated Value	$ 25,000	$ 24,000		$ 24,577	$ 29,795	$ 32,202	$ 37,720
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	25,000	22,920		23,590	30,239	34,328	44,552
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name			CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value	$ 25,000	$ 23,592		$ 24,466	$ 26,732	$ 29,217	$ 34,739